CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments:
Fixed maturities, available for sale, at fair value (amortized cost: 2014 - $18,408.1; 2013 - $21,891.8)	$ 20,634.9	$ 23,204.6
Equity securities at fair value (cost: 2014 - $400.5; 2013 - $206.7)	419.0	223.0
Mortgage loans	1,691.9	1,729.5
Policy loans	106.9	277.0
Trading securities	244.9	247.6
Investments held by variable interest entities	1,367.1	1,046.7
Other invested assets	443.6	423.3
Total investments	24,908.3	27,151.7
Cash and cash equivalents - unrestricted	611.6	699.0
Cash and cash equivalents held by variable interest entities	68.3	104.3
Accrued investment income	242.9	286.9
Present value of future profits	489.4	679.3
Deferred acquisition costs	770.6	968.1
Reinsurance receivables	2,991.1	3,392.1
Income tax assets, net	758.7	1,147.2
Assets held in separate accounts	5.6	10.3
Other assets	337.7	341.7
Total assets	31,184.2	34,780.6
Liabilities for insurance products:
Policyholder account balances	10,707.2	12,776.4
Future policy benefits	10,835.4	11,222.5
Liability for policy and contract claims	468.7	566.0
Unearned and advanced premiums	291.8	300.6
Liabilities related to separate accounts	5.6	10.3
Other liabilities	587.6	590.6
Payable to reinsurer	0	590.3
Investment borrowings	1,519.2	1,900.0
Borrowings related to variable interest entities	1,286.1	1,012.3
Notes payable – direct corporate obligations	794.4	856.4
Total liabilities	26,496.0	29,825.4
Commitments and Contingencies
Shareholders' equity:
Common stock ($0.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2014 – 203,324,458; 2013 – 220,323,823)	2.0	2.2
Additional paid-in capital	3,732.4	4,092.8
Accumulated other comprehensive income	825.3	731.8
Retained earnings	128.5	128.4
Total shareholders' equity	4,688.2	4,955.2
Total liabilities and shareholders' equity	$ 31,184.2	$ 34,780.6